Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS

Management has evaluated all subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued, require adjustment to or disclosure in the accompanying condensed consolidated financial statements.

Common Stock

On October 3, 2020, the Company issued 142,597 shares of common stock at a price per share of $0.37 in settlement of its matching obligations for the year ended December 31, 2019 under the Company’s 401(k) profit sharing plan.

On October 23, 2020, the Company issued 125,000 shares of common stock at a price per share of $0.40 to Middleton White Imports LTD (“Middleton”) as consideration for unpaid consulting services provided by Middleton and James Galtieri.

On October 30, 2020, the Company entered into an advisory agreement and underwriting engagement letter with Kingswood Capital Markets and issued 1,011,643 shares of common stock as consideration, which represents 1% of the fully diluted common stock outstanding of the Company.

Series B Preferred Stock

On October 18, 2020, holders of a majority of the issued and outstanding shares of Series B Shares of the Company approved an amendment to the Certificate of Designation of the Series B Convertible Preferred Stock (the “Amendment”) which allows for dividends to be paid in either cash or shares of common stock. On October 23, 2020, the Board declared a total of $1,626,306 in dividends payable in common stock at a rate equivalent to the average closing price of the common stock on the seven trading days preceding October 23, 2020, and issued an aggregate of 2,755,803 shares of common stock to Series B stockholders for dividends payable.

Units

Between October 14, 2020 and October 29, 2020, the Company sold Units in an aggregate amount of $75,000 to accredited investors with a substantive pre-existing relationship with the Company.

Employment Agreement

On October 2, 2020, the Company paid a total of $73,812 to Mr. Mathis in connection with his deferred compensation. (See Note 15 – Commitments and Contingencies)

Foreign Currency Exchange Rates

The Argentine peso to United States dollar exchange rate was 79.6063, 76.1757 and 59.8979 at November 13, September 30, 2020 and December 31, 2019, respectively.

The British pound to United States dollar exchange rate was 0.7599, 0.7768 and 0.7541 at November 13, September 30, 2020, and December 31, 2019, respectively.

18. SUBSEQUENT EVENTS

Foreign Currency Exchange Rates

The Argentine Peso to United States Dollar exchange rate was 64.2441, 59.8979 and 37.5690 at March 27, 2020, December 31, 2019 and December 31, 2018, respectively.

The British pound to United States dollar exchange rate was 0.8126, 0.7541 and 0.7851 at March 27, 2020, December 31, 2019 and December 31, 2018, respectively.

Convertible Notes

On February 17, 2020, the Board of Directors approved the offer and sale of a series of unsecured convertible promissory notes (the “Convertible Notes”) in an amount up to $1,500,000 to accredited investors with a substantive pre-existing relationship with the Company, in a private placement. The Convertible Notes each have the same terms with a maturity date of December 31, 2020 (the “Maturity Date”) and mandatory conversion into common stock of the Company registered under the Securities Act of 1933, as amended (the “Securities Act”) with a 15% discount price to the offer and sale of the Company’s common shares upon a registered offering and uplist to Nasdaq (the “Mandatory Conversion”). At any time before the Mandatory Conversion but no later than the Maturity Date, holders of the Convertible Notes will have the right to convert the total principal amount of the Convertible Notes, together with all accrued and unpaid interest thereon into shares of unregistered common stock of the Company at the closing price of the Company’s stock as quoted on the over-the-counter market as of the trading day prior to receipt of the notice to convert. Between February 20, 2020 and March 30, 2020, the Company sold Convertible Notes in an aggregate amount of $625,000 to accredited investors who are all stockholders of the Company.

Formation of Subsidiary

On March 20, 2020, the Company formed a wholly-owned subsidiary, Bacchus Collection, Inc., which is still in the concept stage and is not yet operational.